Principal Accounting Policies - Fair Value of Assets and Liabilities (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Short-Term Financial Products Issued By Banks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments		$ 84,853
Short-Term Financial Products and Structured Deposits Issued by Banks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	$ 71,464
Short-Term Investments, Equity Investment in a Publicly Traded Security
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	2,787	7,983
Long-Term Financial Products Issued by Banks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	61,400	20,000
Level 1 | Short-Term Investments, Equity Investment in a Publicly Traded Security
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	2,787	7,983
Level 2 | Short-Term Financial Products Issued By Banks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments		84,853
Level 2 | Short-Term Financial Products and Structured Deposits Issued by Banks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	71,464
Level 2 | Long-Term Financial Products Issued by Banks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	$ 61,400	$ 20,000